ORGANIZATION	12 Months Ended
Dec. 31, 2014
ORGANIZATION [Abstract]
ORGANIZATION
1.	ORGANIZATION

500.com Limited (the “Company”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the name Fine Success Limited, which was changed to 500wan.com on May 9, 2011 and further changed to the current name on October 9, 2013.

As of December 31, 2014, the Company has four wholly owned subsidiaries in British Virgin Islands, Hong Kong, the United States of America (‘”USA”) and the People's Republic of China (“PRC”), respectively and also consolidates three variable interest entities and four subsidiaries of variable interest entities (collectively “VIEs”), details of which are as follows:

Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	-	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”)*	May 22, 2006	PRC	-	Online Lottery Service
Shenzhen Wubai Zhifu Co.,Ltd (“500Fu”)**	April 23, 2014	PRC	-	Third party payment service
Lhasa Yicai Network Technology Co., Ltd. (“Lhasa Yicai”)**	October 17, 2014	PRC	-	Online Lottery Service
Beijing Baifengrun Science and Technology Co., Ltd. (“Baifengrun Technology”)***	June 13, 2014	PRC	-	Development, operation of mobile phone games

*	A subsidiary of E-Sun Network
**	A subsidiary of E-Sun Sky Network
***	A subsidiary of Guangtiandi Technology

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

The Group provides online lottery purchase services in the PRC. The Group's principal geographic market is in the PRC. The Company does not conduct any substantive operations on its own but instead conducts its business operations through E-Sun Sky Computer and the VIEs.

PRC laws and regulations prohibit or restrict foreign ownership of Internet businesses. To comply with these foreign ownership restrictions, the Group operates its websites and provides online lottery purchase services in the PRC through the VIEs. Prior to December 28, 2013, the Company entered into exclusive business cooperation agreements, power of attorney, equity interest pledge agreements, exclusive option agreements, financial support agreements and supplementary agreements to the exclusive option agreements (previously named as exclusive technical consulting and service agreements, power of attorney, equity pledge agreements, equity interest disposal agreements, financial support agreements, business operation agreements and intellectual properties license agreements prior to June 1, 2011) (the “Contractual Arrangements”), with the VIEs through E-Sun Sky Computer, which obligates E-Sun Sky Computer to absorb a majority of the expected losses from the activities of the VIEs' activities, and entitles E-Sun Sky Computer to receive a majority of residual returns from the VIEs. Through these aforementioned agreements, the Company maintains the ability to approve decisions made by the VIEs, and the ability to acquire the equity interests in the VIEs when permitted by the PRC laws via E-Sun Sky Computer.

As a result of the Contractual Arrangements, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810, “Consolidation”. Effective on January 1, 2010. The Company is required to continue to consolidate the VIEs under the new guidance in Accounting Standards Update (“ASU”) 2009-17 because the Company has been determined to 1) be the most closely associated with the VIEs and the subsidiary of E-Sun Network among the members of the related party group who share the power to direct the activities of the VIEs that most significantly impact their economic performance, and 2) has the obligation to absorb losses or the right to receive benefits of the VIEs that could potentially be significant to the VIEs.

On December 28, 2013, 500.com Limited agreed to provide unlimited financial support to the VIEs for their operations. In addition, pursuant to the power of attorney agreements entered into among 500.com Limited, E-Sun Sky Computer and the nominee shareholders of the VIEs, on December 28, 2013, the nominee shareholders of the VIEs assigned the rights to attend the VIEs' shareholders' meetings and to vote on all of the matters in the VIEs that require shareholders' approval, which was entrusted to E-Sun Sky Computer to 500.com Limited. As a result of the assignment of power of attorney from E-Sun Sky Computer to 500.com Limited and the provision of unlimited financial support from 500.com Limited to the VIEs, 500.com Limited has been determined to be most closely associated with the VIEs within the group of related parties and replaced E-Sun Sky Computer as the primary beneficiary of the VIEs on December 28, 2013.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIEs included in the Company's consolidated balance sheets, statements of comprehensive income and statements of cash flows are as follows:

	As of December 31,2013	As of December 31,2014	As of December 31,2014
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	27,831	330,690	53,298
Restricted cash	15,090	12,667	2,042
Short-term investments	-	70,182	11,311
Accounts receivable	50,778	48,550	7,825
Amounts due from intergroup companies	105,169	10,484	1,690
Prepayments and other current assets	92,395	149,256	24,055
Deferred tax assets, current portion	15,287	39,068	6,297

Total current assets	306,550	660,897	106,518

Non-current assets:
Property and equipment, net	28,703	35,283	5,687
Intangible assets, net	1,130	1,535	247
Deposits	5,771	9,903	1,596
Long-term investments	-	5,114	824
Deferred tax assets, non-current	157	343	55
Other non-current assets	2,738	1,794	289

Total non-current assets	38,499	53,972	8,698

TOTAL ASSETS	345,049	714,869	115,216

LIABILITIES
Current liabilities:
Short-term loans	12,802	-	-
Amounts due to intergroup companies	3,470	140,856	22,702
Accrued payroll and welfare payable	8,336	24,828	4,002
Accrued expenses and other current liabilities	72,857	100,367	16,176
Income tax payable	1,863	4,680	754

Total current liabilities	99,328	270,731	43,634

Non-current liabilities:
Long-term payables	29,328	42,540	6,856

Total non-current liabilities	29,328	42,540	6,856

TOTAL LIABILITIES	128,656	313,271	50,490

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Net revenues	113,566	182,255	447,898	72,188
Net income	3,720	19,759	185,205	29,850

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Net cash generated from (used in) operating activities	(22,690)	(157,646)	422,702	68,127
Net cash generated from (used in) investing activities	1,587	156,033	(107,041)	(17,252)
Net cash generated from (used in) financing activities	(966)	13,052	(12,802)	(2,063)

There was no pledge or collateralization of the VIEs' assets. Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary of the VIEs. In addition, the Company has not provided any financial support to its VIEs as of December 31, 2014.